Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000163811
Shareholder Report [Line Items]
Fund Name	Eaton Vance International Small-Cap Fund
Class Name	Class A
Trading Symbol	EILAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance International Small-Cap Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%	[1]
AssetsNet	$ 16,859,023
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$16,859,023
# of Portfolio Holdings	99
Portfolio Turnover Rate	22%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Australasia/Pacific	10.3%
North America	11.3%
Asia	30.8%
Developed Europe	47.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Diploma PLC	2.0%
Sanwa Holdings Corp.	1.7%
discoverIE Group PLC	1.6%
Chiba Bank Ltd.	1.5%
Tosei Corp.	1.5%
USS Co. Ltd.	1.5%
JTC PLC	1.5%
IMCD NV	1.5%
Evolution Mining Ltd.	1.4%
As One Corp.	1.4%
Total	15.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000163813
Shareholder Report [Line Items]
Fund Name	Eaton Vance International Small-Cap Fund
Class Name	Class I
Trading Symbol	EILIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance International Small-Cap Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[2]
AssetsNet	$ 16,859,023
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$16,859,023
# of Portfolio Holdings	99
Portfolio Turnover Rate	22%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Australasia/Pacific	10.3%
North America	11.3%
Asia	30.8%
Developed Europe	47.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Diploma PLC	2.0%
Sanwa Holdings Corp.	1.7%
discoverIE Group PLC	1.6%
Chiba Bank Ltd.	1.5%
Tosei Corp.	1.5%
USS Co. Ltd.	1.5%
JTC PLC	1.5%
IMCD NV	1.5%
Evolution Mining Ltd.	1.4%
As One Corp.	1.4%
Total	15.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized